Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Current: Federal	$ 704	$ 750	$ 503
Current: State and local	60	61	37
Current: Non-U.S.	480	466	477
Deferred: Federal	(56)	(129)	149
Deferred: State and local	2	(4)	3
Deferred: Non-U.S.	(60)	(53)	(42)
Income tax expense	$ 1,130	$ 1,091	$ 1,127